UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Sustainable Aware Advantage Large Cap Core Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2026
Date of reporting period:
5/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Sustainable Aware Advantage Large Cap Core Fund

Institutional Shares | BIRIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.48%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 32.59%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	32.59%	13.55%	15.86%
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Institutional Shares | BIRIX
Annual Shareholder Report — May 31, 2026
BIRIX-05/26-AR

BlackRock Sustainable Aware Advantage Large Cap Core Fund

Investor A Shares | BIRAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.73%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 32.22%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	32.22%	13.27%	15.57%
Investor A Shares (with sales charge)	25.27	12.05	14.95
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Investor A Shares | BIRAX
Annual Shareholder Report — May 31, 2026
BIRAX-05/26-AR

BlackRock Sustainable Aware Advantage Large Cap Core Fund

Investor C Shares | BIRCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$171	1.48%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 31.26%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	31.26%	12.42%	14.89%
Investor C Shares (with sales charge)	30.26	12.42	14.89
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Investor C Shares | BIRCX
Annual Shareholder Report — May 31, 2026
BIRCX-05/26-AR

BlackRock Sustainable Aware Advantage Large Cap Core Fund

Class K Shares | BIRKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.43%
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 32.67%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	32.67%	13.61%	15.92%
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%
The Fund’s returns shown prior to December 1, 2021, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Advantage ESG U.S. Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class K Shares | BIRKX
Annual Shareholder Report — May 31, 2026
BIRKX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services –

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$31,518	$31,365	$0	$0	$15,300	$15,300	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC

(the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$15,508	$15,688

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
• BlackRock Sustainable Aware Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Derivative Financial Instruments

Schedule of Investments
May 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
HEICO Corp.	710	$ 247,208
HEICO Corp., Class A	16,214	4,212,559
Northrop Grumman Corp.	19,080	10,755,014
RTX Corp.	81,009	14,554,077
		29,768,858
Air Freight & Logistics — 0.6%
FedEx Corp.	2,555	1,052,021
United Parcel Service, Inc., Class B	53,905	5,751,125
		6,803,146
Automobiles — 2.3%
Tesla, Inc.(a)	63,991	27,886,638
Banks — 2.9%
Bank of America Corp.	202,924	10,470,878
Citigroup, Inc.	49,254	6,201,079
Credicorp Ltd.	8,305	2,845,542
Huntington Bancshares, Inc.	117,677	1,925,196
JPMorgan Chase & Co.	19,430	5,815,593
Wells Fargo & Co.	112,430	8,717,822
		35,976,110
Beverages — 0.6%
PepsiCo, Inc.	47,715	6,880,026
Biotechnology — 2.6%
AbbVie, Inc.	38,467	8,375,035
Amgen, Inc.	15,768	5,310,505
Biogen, Inc.(a)	6,024	1,180,704
BioMarin Pharmaceutical, Inc.(a)	14,413	825,721
Exelixis, Inc.(a)	39,862	2,012,234
Gilead Sciences, Inc.	31,921	4,291,140
Incyte Corp.(a)	2,987	288,962
Insmed, Inc.(a)	1,982	211,896
Natera, Inc.(a)	13,901	3,105,066
Neurocrine Biosciences, Inc.(a)	13,190	2,087,977
Regeneron Pharmaceuticals, Inc.	1,289	792,451
Revolution Medicines, Inc.(a)	2,972	468,031
TG Therapeutics, Inc.(a)	18,293	694,036
United Therapeutics Corp.(a)	1,925	1,071,879
Vertex Pharmaceuticals, Inc.(a)	3,496	1,564,600
		32,280,237
Broadline Retail(a) — 4.2%
Amazon.com, Inc.	185,749	50,271,109
Etsy, Inc.	10,574	718,186
MercadoLibre, Inc.	544	922,434
		51,911,729
Building Products — 0.2%
Johnson Controls International PLC	21,438	2,873,978
Capital Markets — 2.5%
Charles Schwab Corp.	33,755	2,948,499
Goldman Sachs Group, Inc.	5,813	5,961,580
Intercontinental Exchange, Inc.	7,181	1,061,711
Morgan Stanley	85,380	17,759,040
PJT Partners, Inc., Class A	1,181	180,575
StepStone Group, Inc., Class A	2,619	129,143
TPG, Inc., Class A	10,479	446,091
Virtu Financial, Inc., Class A	47,717	2,393,008
		30,879,647
Security	Shares	Value
Chemicals — 0.7%
Air Products and Chemicals, Inc.	26,467	$ 7,374,236
Albemarle Corp.	6,325	1,115,856
DuPont de Nemours, Inc.	3,722	180,219
LyondellBasell Industries NV, Class A	2,455	163,626
		8,833,937
Commercial Services & Supplies — 0.7%
Republic Services, Inc., Class A	9,848	1,973,933
Rollins, Inc.	8,364	398,126
Tetra Tech, Inc.	10,774	296,177
Waste Management, Inc.	26,349	5,571,760
		8,239,996
Communications Equipment — 1.6%
Arista Networks, Inc.(a)	2,955	471,234
Ciena Corp.(a)	563	326,669
Cisco Systems, Inc.	109,824	13,225,006
Lumentum Holdings, Inc.(a)	3,950	3,377,092
Motorola Solutions, Inc.	6,053	2,441,054
		19,841,055
Construction & Engineering — 0.8%
AECOM	1,553	107,732
MasTec, Inc.(a)	2,420	915,655
Quanta Services, Inc.	12,067	8,588,446
		9,611,833
Consumer Finance — 1.6%
Ally Financial, Inc.	116,801	5,000,251
American Express Co.	47,005	14,875,672
		19,875,923
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	32,177	502,283
Costco Wholesale Corp.	8,456	8,086,642
Dollar General Corp.	19,763	2,185,986
Sysco Corp.	7,582	574,791
Target Corp.	29,097	3,697,356
Walmart, Inc.	6,804	787,563
		15,834,621
Containers & Packaging — 0.2%
Crown Holdings, Inc.	2,990	284,289
Graphic Packaging Holding Co.	14,523	163,529
International Paper Co.	57,077	1,910,367
		2,358,185
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	325,140	15,544,943
Electric Utilities — 0.6%
Exelon Corp.	111,214	5,075,807
NextEra Energy, Inc.	27,445	2,387,989
		7,463,796
Electrical Equipment — 1.2%
Acuity, Inc.	10,022	3,057,812
Emerson Electric Co.	64,437	9,267,329
GE Vernova, Inc.	2,498	2,418,863
NuScale Power Corp.(a)	29,851	378,212
		15,122,216
Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp.(a)	8,980	3,246,000
Flex Ltd.(a)	12,701	1,915,057
Jabil, Inc.	3,365	1,226,744

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.(a)	8,214	$ 2,779,043
TE Connectivity PLC	11,065	2,361,382
		11,528,226
Energy Equipment & Services — 0.0%
Halliburton Co.	14,750	573,038
Entertainment — 0.9%
Electronic Arts, Inc.	4,414	890,392
Netflix, Inc.(a)	31,568	2,715,479
ROBLOX Corp., Class A(a)	6,810	321,092
Roku, Inc., Class A(a)	41,047	5,343,498
Spotify Technology SA(a)	3,010	1,498,017
		10,768,478
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(a)	24,600	11,672,208
Mastercard, Inc., Class A	10,890	5,379,442
Visa, Inc., Class A	40,509	13,220,517
		30,272,167
Food Products — 0.5%
Darling Ingredients, Inc.(a)	32,528	1,922,405
Tyson Foods, Inc., Class A	70,291	4,289,157
		6,211,562
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	1,345	302,827
Ryder System, Inc.	14,038	3,521,432
Uber Technologies, Inc.(a)	38,178	2,687,731
XPO, Inc.(a)	2,792	598,186
		7,110,176
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	183,039	15,668,139
Boston Scientific Corp.(a)	107,356	5,186,368
		20,854,507
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	9,274	1,825,123
Centene Corp.(a)	6,732	401,227
Cigna Group	4,551	1,262,448
Elevance Health, Inc.	10,016	3,938,191
HCA Healthcare, Inc.	9,055	3,427,680
McKesson Corp.	13,273	9,854,406
UnitedHealth Group, Inc.	12,329	4,688,842
		25,397,917
Health Care Technology(a) — 0.1%
Doximity, Inc., Class A	11,326	242,377
Veeva Systems, Inc., Class A	5,774	1,006,639
		1,249,016
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	63,806	8,505,978
Booking Holdings, Inc.	31,414	5,259,646
Boyd Gaming Corp.	1	83
Chipotle Mexican Grill, Inc., Class A(a)	194,793	6,206,105
DoorDash, Inc., Class A(a)	871	138,741
		20,110,553
Household Durables — 0.1%
NVR, Inc.(a)	145	885,196
Household Products — 1.1%
Procter & Gamble Co.	90,057	12,928,583
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	6,456	$ 885,957
Industrial Conglomerates — 0.7%
3M Co.	53,930	8,258,301
Industrial REITs — 0.7%
Prologis, Inc.	58,866	8,445,505
Insurance — 1.4%
American International Group, Inc.	9,267	687,889
Hartford Insurance Group, Inc.	21,366	2,716,260
Markel Group, Inc.(a)	403	731,683
MetLife, Inc.	76,512	6,326,777
Reinsurance Group of America, Inc., Class A	10,150	2,037,511
Travelers Cos., Inc.	16,447	4,800,715
		17,300,835
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	98,097	37,310,213
Alphabet, Inc., Class C	73,397	27,628,833
Meta Platforms, Inc., Class A	37,007	23,407,297
Snap, Inc., Class A(a)	176,948	1,010,373
		89,356,716
IT Services — 0.8%
Accenture PLC, Class A	23,429	4,382,863
Cognizant Technology Solutions Corp., Class A	21,328	1,189,142
International Business Machines Corp.	11,635	3,464,903
MongoDB, Inc., Class A(a)	1,483	497,621
		9,534,529
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(a)	2,337	425,825
Qiagen NV	29,570	1,081,966
		1,507,791
Machinery — 2.3%
Caterpillar, Inc.	22,170	19,418,038
Cummins, Inc.	7,162	4,631,164
Donaldson Co., Inc.	27,048	2,214,420
Illinois Tool Works, Inc.	863	213,403
Parker-Hannifin Corp.	188	158,790
Xylem, Inc.	8,204	898,666
		27,534,481
Media — 0.3%
Fox Corp., Class A	35,722	2,283,350
Fox Corp., Class B	2,622	150,477
Trade Desk, Inc., Class A(a)	40,829	880,273
		3,314,100
Metals & Mining — 0.9%
Newmont Corp.	90,236	9,908,815
Nucor Corp.	5,791	1,447,750
		11,356,565
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	7,681	1,727,150
Chevron Corp.	104,347	19,039,154
Exxon Mobil Corp.	66,851	9,710,776
Phillips 66	39,188	6,892,385
Valero Energy Corp.	6,119	1,498,054
		38,867,519
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	80,057	4,577,659
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	5,967	$ 6,593,535
Johnson & Johnson	23,527	5,301,339
Merck & Co., Inc.	14,672	1,741,860
Pfizer, Inc.	483,934	12,669,392
		30,883,785
Professional Services — 0.5%
Broadridge Financial Solutions, Inc.	1,614	248,104
Jacobs Solutions, Inc.	47,218	5,659,550
		5,907,654
Semiconductors & Semiconductor Equipment — 18.2%
Advanced Micro Devices, Inc.(a)	32,390	16,716,479
Analog Devices, Inc.	10,118	4,187,334
Applied Materials, Inc.	37,642	16,941,159
Broadcom, Inc.	86,386	38,594,673
Cerebras Systems, Inc., Class A(a)(b)	1,642	389,138
First Solar, Inc.(a)	13,282	4,074,785
Intel Corp.(a)	66,843	7,665,555
Lam Research Corp.	38,379	12,211,430
Marvell Technology, Inc.	36,949	7,574,545
Micron Technology, Inc.	22,026	21,387,246
NVIDIA Corp.	393,287	83,038,617
NXP Semiconductors NV	11,109	3,569,877
Onto Innovation, Inc.(a)	5,113	1,320,381
QUALCOMM, Inc.	10,032	2,518,233
Texas Instruments, Inc.	4,311	1,317,787
Universal Display Corp.	14,487	1,334,542
		222,841,781
Software — 8.1%
Adobe, Inc.(a)	16,042	4,158,247
Appfolio, Inc., Class A(a)	3,230	520,579
Autodesk, Inc.(a)	12,724	2,943,188
Check Point Software Technologies Ltd.(a)	10,878	1,469,074
Dropbox, Inc., Class A(a)	102,980	2,768,102
Dynatrace, Inc.(a)	48,017	2,045,044
Fortinet, Inc.(a)	35,556	4,905,661
InterDigital, Inc.	1,050	264,695
Intuit, Inc.	8,048	2,668,153
Microsoft Corp.	127,145	57,245,765
Oracle Corp.	589	132,984
Palantir Technologies, Inc., Class A(a)	37,887	5,930,831
Palo Alto Networks, Inc.(a)	16,916	4,765,068
RingCentral, Inc., Class A	32,674	1,415,111
Salesforce, Inc.	2,857	545,973
SentinelOne, Inc., Class A(a)	26,891	445,046
ServiceNow, Inc.(a)	27,243	3,388,212
Synopsys, Inc.(a)	2,124	1,010,217
Trimble, Inc.(a)	11,877	669,982
Zscaler, Inc.(a)	14,813	2,069,821
		99,361,753
Specialized REITs — 1.2%
Digital Realty Trust, Inc.	36,746	6,981,740
Equinix, Inc.	7,281	7,776,399
		14,758,139
Specialty Retail — 2.3%
Best Buy Co., Inc.	4,292	334,561
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	57,621	$ 18,273,924
Lowe’s Cos., Inc.	3,391	726,895
TJX Cos., Inc.	49,356	7,637,841
Tractor Supply Co.	54,399	1,715,201
		28,688,422
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	246,700	76,985,202
Dell Technologies, Inc., Class C	17,678	7,440,847
Everpure, Inc., Class A(a)	3,240	257,612
Hewlett Packard Enterprise Co.	36,645	1,577,201
Sandisk Corp.(a)	2,723	4,615,431
Seagate Technology Holdings PLC	695	611,461
Western Digital Corp.	7,327	3,892,176
		95,379,930
Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc.	1,845	268,374
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	14,131	4,293,139
Total Common Stocks — 99.2% (Cost: $805,909,544)		1,214,621,569
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(c)	14,154	14,012
Total Rights — 0.0% (Cost: $6,511)		14,012
Total Long-Term Investments — 99.2% (Cost: $805,916,055)		1,214,635,581
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(d)(e)(f)	402,027	402,148
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(d)(e)	4,918,498	4,918,498
Total Short-Term Securities — 0.4% (Cost: $5,320,681)		5,320,646
Total Investments — 99.6% (Cost: $811,236,736)		1,219,956,227
Other Assets Less Liabilities — 0.4%		4,895,467
Net Assets — 100.0%		$ 1,224,851,694

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
May 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 402,333 (a)	$ —	$ (149)	$ (36)	$ 402,148	402,027	$ 3,258 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,707,083	1,211,415 (a)	—	—	—	4,918,498	4,918,498	206,989	—
				$ (149)	$ (36)	$ 5,320,646		$ 210,247	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	17	06/18/26	$ 6,456	$ 161,283
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 161,283	$ —	$ —	$ —	$ 161,283

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 968,393	$ —	$ —	$ —	$ 968,393
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 152,580	$ —	$ —	$ —	$ 152,580
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,254,825
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,214,621,569	$ —	$ —	$ 1,214,621,569
Rights	—	—	14,012	14,012
Short-Term Securities
Money Market Funds	5,320,646	—	—	5,320,646
	$1,219,942,215	$—	$14,012	$1,219,956,227
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 161,283	$ —	$ —	$ 161,283

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026

BlackRock Sustainable Aware Advantage Large Cap Core Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,214,635,581
Investments, at value — affiliated(c)	5,320,646
Cash pledged for futures contracts	561,000
Receivables:
Investments sold	3,128,864
Securities lending income — affiliated	34
Capital shares sold	5,163,256
Dividends — unaffiliated	1,389,651
Dividends — affiliated	17,819
Variation margin on futures contracts	15,094
Prepaid expenses	65,820
Total assets	1,230,297,765
LIABILITIES
Collateral on securities loaned	402,188
Payables:
Investments purchased	3,398,520
Accounting services fees	50,561
Administration fees	40,944
Capital shares redeemed	964,039
Custodian fees	13,325
Investment advisory fees	316,045
Trustees’ and Officer’s fees	1,451
Other accrued expenses	6,936
Professional fees	50,296
Service and distribution fees	65,343
Transfer agent fees	136,423
Total liabilities	5,446,071
Commitments and contingent liabilities
NET ASSETS	$ 1,224,851,694
NET ASSETS CONSIST OF
Paid-in capital	$ 771,068,963
Accumulated earnings	453,782,731
NET ASSETS	$ 1,224,851,694
(a) Investments, at cost—unaffiliated	$805,916,054
(b) Securities loaned, at value	$385,109
(c) Investments, at cost—affiliated	$5,320,682
Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
May 31, 2026

BlackRock Sustainable Aware Advantage Large Cap Core Fund
NET ASSET VALUE
Institutional
Net assets	$ 464,523,369
Shares outstanding	17,511,650
Net asset value	$ 26.53
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 251,524,810
Shares outstanding	9,552,636
Net asset value	$ 26.33
Shares authorized	Unlimited
Par value	$0.001
Investor C
Net assets	$ 15,433,068
Shares outstanding	597,820
Net asset value	$ 25.82
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 493,370,447
Shares outstanding	18,578,237
Net asset value	$ 26.56
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2026

BlackRock Sustainable Aware Advantage Large Cap Core Fund
INVESTMENT INCOME
Dividends — unaffiliated	$11,886,164
Dividends — affiliated	206,989
Interest — unaffiliated	16,302
Securities lending income — affiliated — net	3,258
Foreign taxes withheld	(2,817)
Total investment income	12,109,896
EXPENSES
Investment advisory	3,991,866
Transfer agent — class specific	695,975
Service and distribution — class specific	680,609
Administration	411,527
Professional	224,518
Administration — class specific	199,912
Accounting services	153,929
Registration	85,152
Custodian	46,035
Printing and postage	28,717
Trustees and Officer	15,054
Miscellaneous	30,510
Total expenses excluding interest expense	6,563,804
Interest expense — unaffiliated	42
Total expenses	6,563,846
Less:
Administration fees waived by the Manager — class specific	(199,912)
Fees waived and/or reimbursed by the Manager	(689,070)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(388,514)
Total expenses after fees waived and/or reimbursed	5,286,350
Net investment income	6,823,546
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	97,380,058
Investments — affiliated	(149)
Futures contracts	968,393
98,348,302
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	182,482,641
Investments — affiliated	(36)
Futures contracts	152,580
182,635,185
Net realized and unrealized gain	280,983,487
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$287,807,033
See notes to financial statements.
Statement of Operations

Statement of Changes in Net Assets

	BlackRock Sustainable Aware Advantage Large Cap Core Fund
	Year Ended 05/31/26	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,823,546	$7,200,033
Net realized gain	98,348,302	66,759,904
Net change in unrealized appreciation (depreciation)	182,635,185	10,016,847
Net increase in net assets resulting from operations	287,807,033	83,976,784
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(24,952,090)	(79,941,553)
Investor A	(12,524,529)	(23,158,341)
Investor C	(975,865)	(2,922,085)
Class K	(23,841,611)	(33,548,084)
Decrease in net assets resulting from distributions to shareholders	(62,294,095)	(139,570,063)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	130,709,195	83,953,293
NET ASSETS
Total increase in net assets	356,222,133	28,360,014
Beginning of year	868,629,561	840,269,547
End of year	$1,224,851,694	$868,629,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund
	Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$21.38	$22.50	$17.59	$17.56	$19.27
Net investment income(a)	0.17	0.18	0.18	0.22	0.16
Net realized and unrealized gain (loss)	6.52	2.35	4.93	0.01	(0.62)
Net increase (decrease) from investment operations	6.69	2.53	5.11	0.23	(0.46)
Distributions(b)
From net investment income	(0.18)	(0.19)	(0.20)	(0.20)	(0.11)
From net realized gain	(1.36)	(3.46)	—	—	(1.14)
Total distributions	(1.54)	(3.65)	(0.20)	(0.20)	(1.25)
Net asset value, end of year	$26.53	$21.38	$22.50	$17.59	$17.56
Total Return(c)
Based on net asset value	32.59%	11.85%	29.27%	1.38%	(2.88)%
Ratios to Average Net Assets(d)
Total expenses	0.63%	0.61%	0.61%	0.63%	0.66%
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.73%	0.84%	0.93%	1.29%	0.84%
Supplemental Data
Net assets, end of year (000)	$464,523	$358,644	$486,029	$622,091	$472,353
Portfolio turnover rate	115%	129%	108%	120%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
	Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$21.24	$22.37	$17.50	$17.47	$19.18
Net investment income(a)	0.11	0.13	0.13	0.17	0.11
Net realized and unrealized gain (loss)	6.47	2.34	4.90	0.01	(0.60)
Net increase (decrease) from investment operations	6.58	2.47	5.03	0.18	(0.49)
Distributions(b)
From net investment income	(0.13)	(0.14)	(0.16)	(0.15)	(0.08)
From net realized gain	(1.36)	(3.46)	—	—	(1.14)
Total distributions	(1.49)	(3.60)	(0.16)	(0.15)	(1.22)
Net asset value, end of year	$26.33	$21.24	$22.37	$17.50	$17.47
Total Return(c)
Based on net asset value	32.22%	11.62%	28.90%	1.12%	(3.09)%
Ratios to Average Net Assets(d)
Total expenses	0.88%	0.86%	0.84%	0.86%	0.87%
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.48%	0.59%	0.66%	1.04%	0.58%
Supplemental Data
Net assets, end of year (000)	$251,525	$174,776	$138,563	$96,245	$108,997
Portfolio turnover rate	115%	129%	108%	120%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
	Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$20.85	$22.02	$17.22	$17.20	$18.92
Net investment income (loss)(a)	(0.06)	(0.03)	(0.02)	0.05	(0.03)
Net realized and unrealized gain (loss)	6.35	2.29	4.84	0.00 (b)	(0.60)
Net increase (decrease) from investment operations	6.29	2.26	4.82	0.05	(0.63)
Distributions(c)
From net investment income	—	—	(0.02)	(0.03)	—
From net realized gain	(1.32)	(3.43)	—	—	(1.09)
Total distributions	(1.32)	(3.43)	(0.02)	(0.03)	(1.09)
Net asset value, end of year	$25.82	$20.85	$22.02	$17.22	$17.20
Total Return(d)
Based on net asset value	31.26%	10.73%	28.01%	0.33%	(3.79)%
Ratios to Average Net Assets(e)
Total expenses	1.62%	1.60%	1.60%	1.63%	1.63%
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.48%	1.48%
Net investment income (loss)	(0.26)%	(0.16)%	(0.08)%	0.30%	(0.18)%
Supplemental Data
Net assets, end of year (000)	$15,433	$15,903	$18,681	$17,110	$21,305
Portfolio turnover rate	115%	129%	108%	120%	99%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
	Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22

Net asset value, beginning of year	$21.40	$22.52	$17.61	$17.58	$19.28
Net investment income(a)	0.18	0.19	0.20	0.22	0.17
Net realized and unrealized gain (loss)	6.53	2.36	4.92	0.02	(0.61)
Net increase (decrease) from investment operations	6.71	2.55	5.12	0.24	(0.44)
Distributions(b)
From net investment income	(0.19)	(0.21)	(0.21)	(0.21)	(0.12)
From net realized gain	(1.36)	(3.46)	—	—	(1.14)
Total distributions	(1.55)	(3.67)	(0.21)	(0.21)	(1.26)
Net asset value, end of year	$26.56	$21.40	$22.52	$17.61	$17.58
Total Return(c)
Based on net asset value	32.67%	11.90%	29.30%	1.43%	(2.80)%
Ratios to Average Net Assets(d)
Total expenses	0.52%	0.51%	0.50%	0.51%	0.55%
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	0.78%	0.89%	1.02%	1.30%	0.89%
Supplemental Data
Net assets, end of year (000)	$493,370	$319,307	$196,996	$490,527	$76,992
Portfolio turnover rate	115%	129%	108%	120%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust (the “Board”) previously approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund and certain changes to the Fund’s investment strategies. These changes were effective on September 26, 2025.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Securities LLC	$ 385,109	$ (385,109)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

Notes to Financial Statements

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion — $3 billion	0.38
$3 billion — $5 billion	0.36
$5 billion — $10 billion	0.35
Greater than $10 billion	0.34
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution fees — class specific	$ 516,753	$ 163,856	$ 680,609

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 78,366	$ 41,340	$ 3,277	$ 76,929	$ 199,912
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Investor A	Investor C	Class K	Total
Reimbursed amounts	$ 1,773	$ 437	$ 456	$ 2,666
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees — class specific	$ 450,670	$ 223,296	$ 16,503	$ 5,506	$ 695,975
Other Fees:  For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $5,571.
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 3,324	$ 896
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2026, the amount waived was $4,109.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.48%
Investor A	0.73
Investor C	1.48
Class K	0.43
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended May 31, 2026, the Manager waived and/or reimbursed investment advisory fees of $684,961 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived by the Manager — class specific	$ 78,366	$ 41,340	$ 3,277	$ 76,929	$ 199,912

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 254,755	$ 119,945	$ 8,309	$ 5,505	$ 388,514
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2026, the Fund paid BIM $763 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended May 31, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 197,155,311	$ 149,667,038	$ 11,245,412
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were $1,218,530,222 and $1,148,085,793, respectively.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Ordinary income	$ 18,132,324	$ 45,540,071
Long-term capital gains	44,161,771	94,029,992
	$ 62,294,095	$ 139,570,063
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 27,742,794	$ 33,135,667	$ 392,904,270	$ 453,782,731

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 827,051,957	$ 417,407,121	$ (24,502,851)	$ 392,904,270
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Aware Advantage Large Cap Core Fund
Institutional
Shares sold	5,779,071	$ 136,126,443	6,045,485	$ 128,883,594
Shares issued in reinvestment of distributions	1,022,735	23,341,616	3,468,925	74,238,630
Shares redeemed	(6,065,784)	(142,786,246)	(14,340,800)	(302,067,543)
	736,022	$ 16,681,813	(4,826,390)	$ (98,945,319)

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
BlackRock Sustainable Aware Advantage Large Cap Core Fund (continued)
Investor A
Shares sold and automatic conversion of shares	2,512,405	$ 58,155,984	3,432,078	$ 71,582,580
Shares issued in reinvestment of distributions	534,562	12,133,211	1,059,894	22,559,922
Shares redeemed	(1,724,602)	(40,142,488)	(2,454,742)	(50,871,483)
	1,322,365	$ 30,146,707	2,037,230	$ 43,271,019
Investor C
Shares sold	45,234	$ 1,035,213	78,175	$ 1,654,636
Shares issued in reinvestment of distributions	42,484	946,609	135,849	2,844,257
Shares redeemed and automatic conversion of shares	(252,767)	(5,826,021)	(299,714)	(6,256,485)
	(165,049)	$ (3,844,199)	(85,690)	$ (1,757,592)
Class K
Shares sold	5,664,406	$ 134,714,808	10,384,160	$ 227,312,390
Shares issued in reinvestment of distributions	1,034,435	23,676,583	1,548,668	33,189,336
Shares redeemed	(3,040,204)	(70,666,517)	(5,760,549)	(119,116,541)
	3,658,637	$ 87,724,874	6,172,279	$ 141,385,185
	5,551,975	$ 130,709,195	3,297,429	$ 83,953,293
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Sustainable Aware Advantage Large Cap Core Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable Aware Advantage Large Cap Core Fund (formerly BlackRock Sustainable Advantage Large Cap Core Fund) of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 11,033,276
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 623,004
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 44,161,771
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 58,752
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Sustainable Aware Advantage Large Cap Core Fund	25.42%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 125,776
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Sustainable Aware Advantage Large Cap Core Fund	$ 116,723	$ 11,276,944
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: July 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: July 21, 2026